Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Disposal of Treasury Shares [Abstract]
Disclosure of Disposal of Treasury Shares Explanatory
(1)	On January 25, 2024, the Board of Directors of the Parent Company approved the disposal of treasury shares and details of the transaction are as follows:

Information of disposal
Number of treasury shares	498,135 Common shares
Price of the treasury shares (in won)	Per share ~~W~~ 49,600
Aggregate disposal value	~~W~~ 24,707 million
Disposal date	January 29, 2024
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter